UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:7/31/06

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
ASSET BACKED SECURITIES - 37.70%
Agricultural Machinery - 1.00%
Caterpillar Financial Asset Trust Series 2004-A A3	$ 310,268	3.130%		1/26/09	$ 305,907

Automobiles - 17.40%
Americredit Automobile Receivables Trust Series 2005-AX A3	551,463	3.630%		1/6/10	546,531
Bay View Auto Trust Series 2005-LJ1 A3	500,000	3.860%		3/25/10	493,796
Capital Auto Receivables Trust 2003-1 A3A	34,739	2.750%		4/16/07	34,668
Carmax Auto Owner Trust 2005-3 A3	250,000	4.810%		3/15/10	247,969
Fifth Third Auto Trust Series 2004-A A3	183,296	3.190%		2/20/08	182,284
Ford Credit Auto Owner Trust 2005-A B	300,000	3.880%		1/15/10	291,270
GS Auto Loan Trust Series 2006-1 A3	300,000	5.370%		12/15/10	299,975
Honda Auto Receivables Owner Trust 2005-2 A3	400,000	3.930%		1/15/09	395,410
Honda Auto Receivables Owner Trust 2005-2 A4	300,000	4.860%		3/18/11	296,852
Long Beach Auto Receivables Trust 2005-B A3	350,000	4.406%		5/15/10	345,439
Nissan Auto Receivables Owner Trust 2006-B A3	300,000	5.160%		2/15/10	299,001
Onyx Acceptance Owner Trust 2005-A A4	500,000	3.910%		9/15/11	487,358
Susquehanna Auto Lease Trust 2005-1 A3 - 144A	300,000	4.430%		6/16/08	296,675
Triad Auto Receivables Owner Trust 2006-A A3	400,000	4.770%		1/12/11	395,905
USAA Auto Owner Trust 2005-1 A4	500,000	4.130%		11/15/11	488,615
Wachovia Auto Owner Trust 2004-A A3	244,837	3.190%		6/20/08	242,829
					5,344,577
Banks - 2.41%
Bank One Issuance Trust Series 2004-B2	250,000	4.370%		4/15/12	242,603
MBNA Credit Card Master Note Trust 2002-A1	500,000	4.950%		6/15/09	499,247
					741,850
Business Equipment - 1.40%
Ikon Receivables LLC 2003-1 A4	435,474	3.270%		7/15/11	431,468

Financial Services - 1.32%
CIT Equipment Collateral Series 2004-VT1 A3	159,108	2.200%		3/20/08	157,280
Marlin Leasing Receivables LLC 2005-1A A3 - 144A	250,000	4.630%		11/17/08	247,143
					404,423
Heavy Equipment - 1.43%
CNH Equipment Trust 2005-A A4B	450,000	4.290%		6/15/12	440,534

Home Equity Loans - 0.59%
Countrywide Asset-Backed Certificates Series 2004-7 AF3	181,579	3.903%		1/25/31	179,924

Miscellaneous - 0.89%
Education Loans Inc.	274,463	5.020%	+	12/26/16	274,458

Mortgages - 5.80%
Countrywide Home Loans 2002-35 3A1	250,489	5.000%		2/25/18	244,172
Countrywide Home Loans 2006-10 1A10	345,242	5.850%		5/25/36	345,527
SuperAnnuation Members Home Loans Global Fund Series 6A	303,031	5.660%	+	11/9/35	303,019
Countrywide Alternative Loan Trust 2005-73CB 1AB	300,249	5.500%		1/25/36	297,638
Residential Asset Mortgage Products 2004-RS12 AI3	600,000	3.981%		4/25/29	592,584
					1,782,940
Retail - Credit Card - 4.72%
Dillard Credit Card Master Trust 2002-2 A	650,000	3.800%		9/15/10	648,747
Discover Card Master Trust 2002-2 A	300,000	5.150%		10/15/09	299,381
Household Private Label Credit Master Note Series 2002-1 A	500,000	5.500%		1/18/11	500,401
					1,448,529
Utilities - 0.74%
Peco Energy Transition Trust 1999-A A6	225,554	6.050%		3/1/09	225,961

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
July 31, 2006
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
TOTAL ASSET-BACKED SECURITIES
(Cost - $ 12,253,151)					$ 11,580,571

COLLATERALIZED MORTGAGE BACKED SECURITIES - 26.92%
Commercial - 13.73%
Banc of America Commercial Mortgage, Inc. Series 2004-2 A2	$ 500,000	3.520%		11/10/38	477,829
Bear Stearns Commercial Mortgage
Securities Series 2003-PWR2 A1	388,241	4.361%		6/11/41	379,303
Bear Stearns Commercial Mortgage
Securities Series 2004-PWR4 A1	397,071	3.432%		5/11/39	381,107
CS First Boston Mortgage Securities Corp. Series 2001-CP4 A2	336,537	5.870%		12/15/35	337,333
CS First Boston Mortgage Securities Corp. Series 2003-CK2 A1	215,552	3.006%		3/15/36	209,329
GE Capital Commercial Mortgage Corp. Series 2005-C1 A1	359,367	4.012%		6/10/48	351,293
JP Morgan Chase Commercial Mortgage Series 2005-LDP1 A1	337,710	4.116%		3/15/46	330,609
LB-UBS Commercial Mortgage Trust Series 2003-C1 A1	335,898	2.720%		3/15/27	325,743
Merrill Lynch/Countrywide Commercial Mortgage Series 2006-2 A1	296,839	5.773%		6/12/46	298,896
Morgan Stanley Mortgage Loan Trust Series 2004-T13 A1	397,553	2.850%		9/13/45	382,595
Residential Accredit Home Loans, Inc. 2003-QS18 A1	283,719	5.000%		9/25/18	274,143
Structured Adjustable Rate Mortgage Loan 2006-1 5A1	263,932	5.250%	+	1/1/36	261,382
Wells Fargo Mortgage Backed Securities 2005-9 1A1	216,848	4.750%		10/25/35	211,448
					4,221,010

U.S. Government Agency - 13.19%
FNCN 254863	335,834	4.000%		8/1/13	321,502
FNMA Series 2003-52 KR	277,438	3.500%		7/25/17	261,438
FNMA Series 2004-17 HA	251,366	3.000%		1/25/19	229,466
FNMA Series 2003-73 GA	406,158	3.500%		5/25/31	375,568
FNMA Series 2003-69 GJ	400,753	3.500%		12/25/31	374,400
FHLMC Series 2672 HA	412,790	4.000%		9/15/16	396,934
FHLMC Series 2627 BG	390,438	3.250%		6/15/17	365,384
FHLMC Series 2643 ME	422,680	3.500%		3/15/18	394,900
FHLMC Series 2866 TG	548,331	4.500%		7/15/27	541,950
FHLMC Series 2764 NL	287,028	3.250%		3/15/14	272,997
FHLMC Series 3056 AP	218,145	5.500%		1/15/27	217,880
FHLMC Series 3074 BC	300,000	5.500%		10/15/35	299,034
					4,051,453
TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES
(Cost - $ 8,174,243)					8,272,463

CORPORATE BONDS - 32.10%
Aerospace - 0.82%
Boeing Co.	250,000	8.100%		11/15/06	251,667

Banks - 9.39%
ABN Amro Holding NV Yankee Bond	430,000	7.125%		6/18/07	435,647
American Express Centurion	430,000	4.375%		7/30/09	417,985
Bank of America Corp.	100,000	7.800%		2/15/10	107,226
Bank One Corp.	450,000	2.625%		6/30/08	427,240
Deutsche Bank Financial Yankee Bond	450,000	6.700%		12/13/06	451,720
First Union National Bank	250,000	5.800%		12/1/08	252,482
National City Bank	300,000	4.250%		1/29/10	288,054
Nationsbank Corp.	250,000	6.375%		2/15/08	253,265
Wells Fargo & Co.	260,000	4.200%		1/15/10	250,090
					2,883,709

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electric - 2.39%
Metropolitan Edison Co.	$ 200,000	4.450%		3/15/10	$ 191,751
Northern States Power Co. (Wisconsin)	450,000	7.640%		10/1/08	468,234
Ohio Edison	75,000	4.000%		5/1/08	72,957
					732,942
Finance - 2.66%
Capital One Financial Corp.	300,000	4.738%		5/17/07	297,808
Caterpillar Financial Services Corp.	80,000	3.625%		11/15/07	78,116
Caterpillar Financial Services Corp.	250,000	5.370%	+	3/10/09	250,124
General Electric Cap Corp.	200,000	4.000%		6/15/09	192,722
					818,770
Insurance - 0.30%
Prudential Financial, Inc.	95,000	3.750%		5/1/08	92,187

Investment Services - 7.75%
Bear Stearns Company, Inc.	325,000	3.250%		3/25/09	307,482
Credit Suisse FB USA, Inc.	310,000	4.700%		6/1/09	303,883
Goldman Sachs Group, Inc.	350,000	7.350%		10/1/09	366,508
Goldman Sachs Group, Inc.	75,000	4.500%		6/15/10	72,232
Lehman Brothers Holdings, Inc.	300,000	8.250%		6/15/07	306,896
Lehman Brothers Holdings, Inc.	150,000	7.875%		8/15/10	162,490
Merrill Lynch & Co., Inc.	325,000	4.831%		10/27/08	320,523
Morgan Stanley Dean Witter	500,000	10.000%		6/15/08	540,469
					2,380,483
Leasing - 1.69%
General American Transportation	150,000	6.750%		5/1/09	153,458
International Lease Finance Corp.	120,000	6.375%		3/15/09	122,312
International Lease Finance Corp.	250,000	4.750%		7/1/09	244,637
					520,407
Mortgage Financing - 0.97%
Residential Capital Corp.	300,000	6.125%		11/21/08	298,053

Telephone - 2.13%
SBC Communications, Inc.	350,000	4.125%		9/15/09	335,365
Sprint Capital Corp.	300,000	7.625%		1/30/11	320,195
					655,560
Transportation - 1.18%
Union Pacific Corp.	350,000	7.250%		11/1/08	362,205

Utilities - 2.82%
Con Edison Co. of New York	425,000	4.700%		6/15/09	416,685
Georgia Power Co.	450,000	5.351%	+	2/17/09	451,261
					867,946
TOTAL CORPORATE BONDS
(Cost - $9,727,507)					9,863,929

U.S. GOVERNMENT & AGENCIES - 3.05%
U.S. Government Agency - 0.96%
FHLB	301,899	4.750%		10/25/10	295,465

U.S. Treasury Obligations - 2.09%
U.S. Treasury Notes	500,000	3.500%		5/31/07	493,321
U.S. Treasury Notes	150,000	4.625%		3/31/08	149,056
					642,377
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost - $942,940)					937,842

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
July 31, 2006

	Shares/Principal	Interest		Maturity	Market
SHORT TERM INVESTMENT - 1.31%	Amount	Rate		Date	Value
Milestone Treasury Obligation Portfolio - Institutional Class	$ 401,271	4.700%	+		$ 401,271
(Cost - $401,271)

Total Investments - 101.08%
(Cost - $31,499,112)					$ 31,056,076
Other assets less liabilities - (1.08)%					(332,464)
NET ASSETS - 100.00%					$ 30,723,612

+ Variable rate security. Interest rate is as of July 31, 2006
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 8,136
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(451,172)
Net unrealized depreciation					$ (443,036)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 36.26%
Aerospace / Defense - 0.60%
Armor Holdings, Inc.	$ 60,000	8.250%		8/15/13	$ 62,700
DRS Technologies, Inc.	75,000	6.625%		2/1/16	72,187
Esterline Technologies Corp.	15,000	7.750%		6/15/13	15,150
United Technologies Corp.	120,000	4.875%		5/1/15	113,226
					263,263
Automobiles - 0.64%
DaimlerChrysler NA Holding	215,000	5.918%	+	8/3/09	215,000
General Motors Acceptance Corp.	70,000	6.750%		12/1/14	65,892
					280,892
Banks - 4.32%
Bank of America Corp.	43,175	4.375%		12/1/10	41,440
Citigroup, Inc.	96,763	5.000%		9/15/14	91,756
Colonial Bank	16,226	9.375%		6/1/11	18,224
Colonial Capital II	52,542	8.920%		1/15/27	55,416
First Republic Bank	119,764	7.750%		9/15/12	128,147
HBOS PLC - 144A	100,000	6.413%	+	Perpetual	92,159
HSBC Bank USA	95,000	5.875%		11/1/34	89,931
Resona Bank, Limited - 144A	120,000	5.850%	+	Perpetual	114,128
Santander Issuances	165,000	5.911%		6/20/16	164,536
Shinsei Finance Cayman Ltd - 144A	100,000	6.418%	+	Perpetual	96,866
Sovereign Capital Trust	70,000	7.908%		6/13/36	73,983
Swedish Export Credit	620,000	0.000%		6/5/07	661,707
USB Capital IX	200,000	6.189%	+	Perpetual	198,337
Wells Fargo & Co.	60,000	5.125%		9/15/16	56,895
					1,883,525
Broadcasting / Cable TV - 2.10%
Charter Comm OPT LLC/CAP - 144A	90,000	8.375%		4/30/14	90,675
Clear Channel Communications	100,000	6.250%		3/15/11	98,941
Comcast Corp.	75,000	5.850%		11/15/15	72,959
Comcast Corp.	65,000	6.500%		11/15/35	62,211
Echostar DBS Corp. - 144A	95,000	7.125%		2/1/16	93,337
Liberty Media Corp.	25,000	5.700%		5/15/13	23,171
Mediacom Broadband LLC - 144A	60,000	8.500%		10/15/15	58,950
News America, Inc. - 144A	715	6.200%		12/15/34	679
Rogers Cable, Inc.	69,541	7.875%		5/1/12	71,888
Sinclair Broadcast Group	40,000	8.000%		3/15/12	40,400
Time Warner, Inc.	110,000	8.375%		7/15/33	124,129
Viacom Inc. - 144A	185,000	6.250%		4/30/16	179,359
					916,699
Casino Services - 0.25%
OED/Diamond Jo	110,000	8.750%		4/15/12	110,137

Chemicals - 0.15%
Tronox Worldwide Finance	65,000	9.500%		12/1/12	67,113

Coal - 0.20%
Peabody Energy Corp.	90,000	6.875%		3/15/13	87,525

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Computer Services - 0.13%
Sungard Data Systems, Inc.	$ 55,000	9.125%		8/15/13	$ 56,169

Construction Services - 1.29%
Building Materials Corp.	20,000	7.750%		8/1/14	18,800
D. R. Horton, Inc.	128,264	7.500%		12/1/07	130,281
K Hovnanian Enterprises	189,305	6.250%		1/15/15	163,749
Ply Gem Industries, Inc.	100,000	9.000%		2/15/12	87,500
Tech Olympic USA, Inc.	35,000	9.000%		7/1/10	32,550
Toll Corp.	123,628	8.250%		12/1/11	127,955
					560,835
Containers - 0.64%
AEP Industries, Inc.	105,000	7.875%		3/15/13	105,000
Crown America, Inc. - 144A	35,000	7.750%		11/15/15	34,519
Owens-Brockway Glass Container, Inc.	135,763	8.875%		2/15/09	140,006
					279,525
Diversified - 0.17%
Nell AF SARL - 144A	75,000	8.375%		8/15/15	72,844

Diversified Manufacturing - 0.12%
Trinity Industries, Inc.	55,000	6.500%		3/15/14	53,350

Electronics - 0.32%
L-3 Communications Corp.	85,000	5.875%		1/15/15	79,688
TXU Corp.	65,000	5.550%		11/15/14	59,376
					139,064
Energy - 0.66%
Progress Energy, Inc.	175,000	7.100%		3/1/11	184,905
Reliant Energy, Inc.	100,000	9.500%		7/15/13	102,500
					287,405
Entertainment - 0.17%
WMG Holdings Corp.	100,000	0.000%	+	12/15/14	72,250

Finance - 3.39%
American Express Company	50,000	6.800%		9/1/66	50,508
American General Finance	390,201	4.000%		3/15/11	363,706
AMR Real Estate Ptr/Fin - 144A	75,000	7.125%		2/15/13	73,687
Arch Western Finance	75,000	6.750%		7/1/13	71,438
Dow Jones CDX HY	250,000	7.375%		6/29/11	246,406
E Trade Group, Inc.	70,000	7.375%		9/15/13	70,175
Ford Motor Credit Corp.	80,000	8.625%		11/1/10	76,905
General Electric Capital Corp.	100,000	4.875%		10/21/10	97,874
Goldman Sachs Group, Inc.	106,814	5.250%		10/15/13	103,265
International Lease Finance Corp.	70,000	5.750%		6/15/11	70,033
Lehman Brothers Holdings, Inc.	85,000	5.500%		4/4/16	82,167
Nisource Finance Corp.	80,000	5.250%		9/15/17	73,292
SLM Corp.	100,000	4.000%		1/15/09	96,622
					1,476,078

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Financial - 1.04%
Eircom Funding	$ 55,000	8.250%		8/15/13	$ 59,400
Genworth Global Funding	105,000	5.125%		3/15/11	103,399
Rainbow National Service LLC - 144A	75,000	8.750%		9/1/12	79,313
Swiss Re Capital - 144A	140,000	6.854%		5/29/49	140,241
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	69,715
					452,068
Food - 0.74%
Ahold Lease USA, Inc.	60,000	8.620%		1/2/25	61,200
Dean Foods Co.	140,627	8.150%		8/1/07	142,561
Kraft Foods, Inc.	117,939	5.625%		11/1/11	117,229
					320,990
Hotels / Casinos - 1.06%
Boyd Gaming Corp.	75,000	6.750%		4/15/14	70,312
Harrahs Operating Co., Inc.	165,000	6.500%		6/1/16	162,405
MGM Mirage	55,000	6.750%		9/1/12	53,212
MGM Mirage	40,000	6.675%		7/15/15	37,750
Station Casinos, Inc.	90,000	6.875%		3/1/16	82,800
Wynn Las Vegas LLC	60,000	6.625%		12/1/14	56,550
					463,029
Household Products - 0.26%
Fortune Brands, Inc.	120,000	5.375%		1/15/16	111,857

Insurance - 2.11%
Endurance Specialty Holding Ltd.	95,000	6.150%		10/15/15	88,878
ING Groep NV	195,000	5.775%		Perpetual	187,059
Loews Corp.	100,000	5.250%		3/15/16	94,016
Marsh & Mclennan Cos., Inc.	185,000	5.750%		9/15/15	177,145
Protective Life Corp.	176,102	4.000%		4/1/11	164,853
Protective Life Corp.	130,000	5.580%	+	1/4/08	130,226
UnumProvident Finance Co. - 144A	80,000	6.850%		11/15/15	79,131
					921,308
Medical - 2.25%
Amerisource Bergen Corp. - 144A	75,000	5.875%		9/15/15	70,876
Amgen, Inc.	164,082	4.850%		11/18/14	154,231
Coventry Health Care, Inc.	130,000	5.875%		1/15/12	126,820
Coventry Health Care, Inc.	90,000	6.125%		1/15/15	86,872
Fresenius Medical Cap Trust II	171	78.750%		2/1/08	171,000
Omnicare, Inc.	436	8.125%		3/15/11	451
Omnicare, Inc.	40,000	6.875%		12/15/15	38,600
Teva Pharmaceutical Finance LLC	120,000	6.150%		2/1/36	108,442
Wellpoint, Inc.	120,000	5.850%		1/15/36	110,998
Wyeth	112,038	5.500%		3/15/13	110,311
					978,601
Metals - 0.20%
Gibraltar Industries, Inc.	90,000	8.000%		12/1/15	89,550

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Mining - 0.31%
BHP Billiton Finance	$ 140,000	5.250%		12/15/15	$ 134,205

Oil - 1.45%
Anadarko Finance Co.	130,000	7.500%		5/1/31	143,304
BP Capital Markets PLC	27,721	2.625%		3/15/07	27,241
Burlington Resources*	3,863	0.000%		12/31/40	116
Chesapeake Energy Corp.	125,000	6.625%		1/15/16	119,062
Hornbeck Offshore Services	75,000	6.125%		12/1/14	69,937
Kinder Morgan Energy Partners, L.P.	86,131	7.300%		8/15/33	90,105
Shell International Finance	75,000	5.625%		6/27/11	75,755
Trans-Canada Pipelines	110,000	5.850%		3/15/36	104,799
					630,319
Paper / Paper Products - 1.37%
Bowater, Inc.	200,896	9.000%		8/1/09	205,416
Caraustar Industries, Inc.	85,000	7.375%		6/1/09	80,537
Celulosa Arauco Y Constitucion	135,000	5.625%		4/20/15	127,400
Exopac Holdings Corp. - 144A	60,000	11.250%		2/1/14	60,600
International Paper Co.	120,000	6.750%		9/1/11	125,593
					599,546
Physical Practice Management - 0.17%
US Oncology, Inc.	70,000	10.750%		8/15/14	75,950

Pipelines - 0.60%
Atlas Pipeline Partners - 144A	75,000	8.125%		12/15/15	75,562
Holly Energy Partners, L.P.	60,000	6.250%		3/1/15	54,900
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	53,350
Semgroup LP - 144A	60,000	8.750%		11/15/15	60,300
Transmontaigne, Inc.	15,000	9.125%		6/1/10	15,975
					260,087
Publishing - 0.35%
Primedia, Inc.	20,000	8.875%		5/15/11	19,050
Primedia, Inc.	60,000	8.000%		5/15/13	52,650
Reed Elsevier Capital Inc.	85,000	4.625%		6/15/12	79,680
					151,380
Recreational - 0.13%
K2 Inc.	60,000	7.375%		7/1/14	58,350

REITS-Apartments - 0.29%
Archstone Communities	130,000	5.750%		3/15/16	126,972

REITS-Diversified - 0.22%
iStar Financial, Inc.	100,000	5.125%		4/1/11	96,597

REITS-Hotels - 0.13%
Host Marriott LP	60,000	6.375%		3/15/15	56,775

REITS-Office Property - 0.38%
Brandywine Operating Partnership	105,000	5.625%		12/15/10	103,696
Brandywine Operating Partnership	65,000	6.000%		4/1/16	63,720
					167,416

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Real Estate / REIT's - 2.18%
ERP Operating LP	$ 110,000	5.375%		8/1/16	$ 104,724
Meritage Homes Corp.	40,000	7.000%		5/1/14	34,800
Meritage Homes Corp.	50,000	6.250%		3/15/15	41,125
Merrill Lynch Mortgage Trust	450,000	4.556%		5/12/43	435,060
Residential Capital Corp.	130,000	6.375%		6/30/10	129,562
Residential Capital Corp.	200,000	6.875%		6/30/15	202,838
					948,109
Rental Auto/Equipment - 0.13%
Hertz Corp. - 144A	55,000	8.875%		1/1/14	57,337

Retail- Building Products - 0.38%
Home Depot, Inc.	170,000	5.400%		3/1/16	165,293

Retail - Food - 0.17%
Stater Bros. Holdings Inc.	60,000	8.829%	+	6/15/10	60,900
Stater Bros. Holdings Inc.	15,000	8.125%		6/15/12	14,888
					75,788
Retail-Propane Distribution - 0.12%
Ferrellgas LP/Finance	55,000	6.750%		5/1/14	52,250

Steel - Producers - 0.28%
Chaparral Steel Co.	55,000	10.000%		7/15/13	60,637
Valmont Industries, Inc.	65,000	6.875%		5/1/14	62,725
					123,362
Technology - 0.35%
Fisher Scientific International	70,000	6.125%		7/1/15	67,463
Hutchison Whampoa International Ltd - 144A	80,000	7.450%		11/24/33	86,509
					153,972
Telecommunications - 2.88%
AT&T Wireless Services	60,000	8.750%		3/1/31	74,294
Cincinnati Bell, Inc.	65,000	7.250%		7/15/13	64,350
Cisco Systems, Inc.	275,000	5.500%		2/22/16	267,434
Embarq Corp.	215,000	7.082%		6/1/16	216,375
Intelsat Bermuda Ltd. - 144A	45,000	8.250%		1/15/13	43,987
Intelsat Bermuda Ltd. - 144A	85,000	8.625%		1/15/15	84,150
Qwest Communications International, Inc	45,000	7.500%		2/15/14	44,100
Qwest Corp.	105,000	8.875%	+	3/15/12	113,137
Telcordia Technologies - 144A	30,000	10.000%		3/15/13	24,000
Telecom Italia Capital	85,000	5.969%	+	2/1/11	84,816
Telecom Italia Capital	150,000	5.250%		10/1/15	137,885
Verizon Global	90,940	7.750%		12/1/30	99,295
					1,253,823
Textiles - 0.23%
Mohawk Industries, Inc.	105,000	6.125%		1/15/16	101,601

Tobacco - 0.22%
RJ Reynolds Tobacco Holdings, Inc. - 144A	45,000	6.500%		7/15/10	44,653
RJ Reynolds Tobacco Holdings, Inc. - 144A	50,000	7.300%		7/15/15	50,033
					94,686

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Transportation - 0.60%
Canadian National Railway	$ 85,000	6.200%		6/1/36	$ 86,506
CHC Helicopter Corp.	65,000	7.375%		5/1/14	61,100
Gulfmark Offshore, Inc.	115,000	7.750%		7/15/14	111,837
					259,443
Utilities - 0.51%
Con Edison Co. of New York	80,000	5.850%		3/15/36	76,114
Midamerica Energy Holdings	150,000	6.125%		4/1/36	144,341
					220,455
TOTAL CORPORATE NOTES & BONDS
(Cost - $16,192,629)					15,807,793

MORTGAGE BACKED SECURITIES - 5.56%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	89,806	7.109%		11/15/31	90,940
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	74,735	8.000%		8/25/34	76,842
FHARM Pool 781192	184,934	3.536%		2/1/34	185,449
FNARM Pool 739151	126,832	3.219%	+	9/1/33	126,461
FNARM Pool 724178	186,030	3.225%	+	7/1/33	185,309
FNARM Pool 77624	153,107	3.582%	+	4/1/34	152,759
FN Pool 792454	278,839	4.500%		11/1/19	266,704
Master Alternative Loans Trust Series 2003-7 5A1	137,933	6.250%		11/25/33	137,769
Master Alternative Loans Trust Series 2004-1 3A1	120,539	7.000%		1/25/34	121,389
Master Alternative Loans Trust Series 2004-5 6A1	87,708	7.000%		6/25/34	89,521
Master Alternative Loans Trust Series 2004-6 6A1	386,742	6.500%		7/25/34	387,627
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	398,595	6.000%		4/25/34	393,114
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	200,827	8.500%		12/25/31	209,894
					2,423,778
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $2,467,476)					2,423,778

U.S. GOVERNMENT AND AGENCIES - 44.08%
U.S. Government Agency - 31.15%
FGLMC	164,477	7.000%		1/1/33	168,974
FHLMC FHR 2503B	96,526	5.500%		9/15/17	96,230
FHLMC FHR 2764HW	212,486	5.000%		3/15/19	203,358
FNCL - TBA	6,310,000	6.000%		8/1/32	6,268,594
FNMA	242,732	4.500%		1/1/35	223,644
FNMA - TBA	3,915,000	5.500%		9/1/17	3,870,956
FNMA - TBA	2,830,000	5.500%		8/25/33	2,747,755
					13,579,511
U.S. Treasury Obligations - 12.93%
U.S. Treasury Notes	1,375,000	6.250%		8/15/23	1,539,678
U.S. Treasury Notes	1,950,000	4.000%		11/15/12	1,853,567
U.S. Treasury Notes	2,275,000	4.750%		5/15/14	2,244,786
					5,638,031
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $19,191,314)					19,217,542

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
SHORT TERM INVESTMENT - 42.86%
Federal Home Loan Bank Discount Note	$ 2,000,000	0.000%		8/1/06	$ 2,000,000
Federal Home Loan Bank Discount Note	13,200,000	0.000%		8/4/06	13,194,442
Federal National Mortgage Association	400,000	0.000%		8/2/06	399,942
FFCB Discount Note	3,100,000	0.000%		8/16/06	3,093,348
TOTAL SHORT TERM INVESTMENTS
(Cost - $18,687,734)					18,687,732

Total Investments - 128.76%
(Cost - $56,539,153)					56,136,845
Other assets less liabilities - (28.76)%					(12,538,067)
NET ASSETS - 100.00%					$ 43,598,778

+ Variable rate security. Interest rate is as of July 31, 2006.
*Defaulted security
TBA- When-issued security
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 170,103
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(572,411)
Net unrealized depreciation					$ (402,308)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value

CORPORATE BONDS - 90.53%
Airlines - 1.38%
American Airlines, Inc.	$ 290,000	8.608%		4/1/11	$ 303,523

Apparel - 3.27%
Payless ShoeSource, Inc.	295,000	8.250%		8/1/13	302,006
Perry Ellis International, Inc.	305,000	8.875%		9/15/13	298,900
Phillips Van-Heusen	120,000	7.750%		11/15/23	120,000
					720,906
Audio & Video - 0.88%
Imax Corp.	185,000	9.625%		12/1/10	193,325

Broadcasting - 0.94%
Sinclair Broadcast Group, Inc.	205,000	8.000%		3/15/12	207,050

Cable Television - 4.64%
Charter Communications SR NTS	275,000	8.750%		11/15/13	272,937
CSC Holdings, Inc.	110,000	8.125%		7/15/09	112,612
General Cable Corp.	260,000	9.500%		11/15/10	276,900
LodgeNet Entertainment Corp.	143,000	9.500%		6/15/13	152,295
Mediacom LLC Capital Corp.	205,000	9.500%		1/15/13	207,563
					1,022,307
Casinos - 8.41%
Hooters Casino Hotel Tropicana LLC	195,000	8.750%		4/1/12	183,788
Majestic Star Casino LLC	310,000	9.500%		10/15/10	320,850
MTR Gaming Group, Inc.	295,000	9.750%		4/1/10	309,381
OED Corp./Diamond Jo	205,000	8.750%		4/15/12	205,256
Pinnacle Entertainment, Inc.	215,000	8.250%		3/15/12	214,462
Resorts International Hotel and Casino, Inc.	90,000	11.500%		3/15/09	96,300
Trump Entertainment Resorts, Inc.	375,000	8.500%		6/1/15	360,000
Virgin River Casino Corp.	160,000	9.000%	+	1/15/12	162,400
					1,852,437
Chemicals - 2.11%
OM Group, Inc.	365,000	9.250%		12/15/11	377,775
Rhodia SA	81,000	10.250%		6/1/10	87,682
					465,457
Coal - 0.52%
Massey Energy Co.	120,000	6.875%		12/15/09	114,336

Commericial Services - 0.36%
Education Management, LLC - 144A	80,000	8.750%		6/1/14	80,200

Construction - 0.79%
U.S. Concrete, Inc.	175,000	8.375%		4/1/14	173,250

Cosmetics - 0.65%
Elizabeth Arden, Inc.	146,000	7.750%		1/15/14	143,445

Diversified Manufacturing - 0.65%
Bombardier, Inc.- 144A	165,000	6.300%		5/1/14	144,375

Electric - 3.42%
AES Corp.	190,000	9.500%		6/1/09	200,450
Mirant Americas General, Inc.	180,000	8.300%		5/1/11	175,500
NRG Energy, Inc.	180,000	7.375%		2/1/16	175,950
Verasun Energy Corp. - 144A	190,000	9.875%		12/15/12	202,350
					754,250
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Energy - 3.15%
Dynegy Holdings, Inc.- 144A	$ 215,000	8.375%		5/1/16	$ 211,237
Markwest Energy - 144A	65,000	8.500%		7/15/16	65,650
Orion Power Holdings, Inc.	365,000	12.000%		5/1/10	417,013
					693,900
Finance - Auto Loans - 0.90%
Ford Motor Credit Co.	225,000	7.000%		10/1/13	197,623

Financial Services - 11.92%
Bluewater Finance Ltd.	190,000	10.250%		2/15/12	193,325
Cardtronics, Inc.- 144A	220,000	9.250%		8/15/13	220,550
Dollar Financial Group, Inc.	79,000	9.750%		11/15/11	84,728
Dow Jones CDX HY - 144A	1,000,000	8.250%		12/29/10	994,375
Festival Fun Parks LLC - 144A	140,000	10.875%		4/15/14	138,950
Galaxy Entertainment Galent* - 144A	90,000	9.875%		12/15/12	94,050
General Motors Acceptance Corp.	445,000	6.875%		8/28/12	429,453
General Motors Acceptance Corp.	105,000	8.000%		11/1/31	102,974
Sensus Metering Systems	105,000	8.625%		12/15/13	102,375
Williams Cos., Inc.	275,000	7.500%		1/15/31	264,688
					2,625,468
Forest Products & Paper - 4.06%
Abitibi-Consolidated, Inc.	300,000	7.750%		6/15/11	274,500
Bowater Canada Finance	180,000	7.950%		11/15/11	171,000
Bowater, Inc.	125,000	9.375%		12/15/21	119,375
Buckeye Technologies SR Sub NTS	345,000	8.000%		10/15/10	328,612
					893,487
Gambling - 2.31%
Isle of Capri Casinos, Inc.	280,000	7.000%		3/1/14	267,400
River Rock Entertainment	230,000	9.750%		11/1/11	241,500
					508,900
Healthcare - 0.91%
DaVita, Inc.	105,000	7.250%		3/15/15	100,406
Iasis Healthcare	105,000	8.750%		6/15/14	100,800
					201,206
Household Products - 0.60%
Prestige Brands, Inc.	135,000	9.250%		4/15/12	132,975

Housewares - 0.33%
Libbey Glass, Inc. - 144A	75,000	12.436%	+	6/1/11	73,500

Medical Services - 0.85%
Team Health, Inc.	55,000	11.250%		12/1/13	56,925
Universal Hospital Services, Inc.	125,000	10.125%		11/1/11	129,375
					186,300
Mining - 1.07%
James River Coal Co.	240,000	9.375%		6/1/12	235,200

Miscellaneous - 0.88%
Rafealla Apparel Group 144A SR NTS	200,000	11.250%		6/15/11	193,000

Office Furnishings - 0.79%
Interface, Inc.	173,000	7.300%		4/1/08	174,297
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Oil & Gas - 6.47%
Aquila, Inc.	$ 300,000	14.875%		7/1/12	$ 396,750
Delta Petroleum Corp.	180,000	7.000%		4/1/15	169,200
Giant Industries, Inc.	270,000	8.000%		5/15/14	268,650
Hanover Compressor Co.	100,000	9.000%		6/1/14	106,500
Mariner Energy, Inc. - 144A	100,000	7.500%		4/15/13	96,500
Ocean Rig Norway AS - 144A	190,000	8.375%		7/1/13	195,700
Sonat, Inc.	190,000	7.625%		7/15/11	192,375
					1,425,675
Oil & Gas Equipment- 1.33%
Seitel, Inc.	260,000	11.750%		7/15/11	292,500

Pharmaceuticals - 0.42%
Omnicare, Inc.	95,000	6.875%		12/15/15	91,675

Printing Services - 0.95%
Cenveo Corp.	215,000	7.875%		12/1/13	209,088

Rentals - 1.17%
United Rentals North America, Inc.	270,000	7.750%		11/15/13	257,175

Restaurants - 0.31%
Landry's Restaurants, Inc.	75,000	7.500%		12/15/14	69,562

Retail - Apparel - 1.00%
Brown Shoe Company, Inc.	215,000	8.750%		5/1/12	219,300

Retail - Computer Equipment - 1.04%
GSC Holdings Corp. - 144A	225,000	8.000%		10/1/12	228,375

Retail - Drug Store - 0.90%
Rite Aid Corp.	190,000	9.500%		2/15/11	198,550

Retail - Jewelry - 0.48%
Finlay Fine Jewelry Corp.	120,000	8.375%		6/1/12	105,300

Semiconductors - 1.46%
Agere Systems, Inc.- Convertible	325,000	6.500%		12/15/09	321,344

Steel - 0.72%
AK Steel Corp.	160,000	7.750%		6/15/12	157,600

Storage - 0.74%
Mobile Services Group, Inc. - 144A	160,000	9.750%		8/1/14	162,000

Telecommunications - 6.92%
ACC Escrow Corp. SR NTS	215,000	10.000%		8/1/11	225,212
American Towers, Inc.	180,000	7.250%		12/1/11	184,950
Centennial Communications Corp.	125,000	8.125%		2/1/14	121,563
iPCS, Inc.	210,000	11.500%		5/1/12	235,200
Millicom International Cellular SA	200,000	10.000%		12/1/13	214,000
Nortel Networks Ltd. - 144A	215,000	10.125%		7/15/13	216,344
Rogers Wireless, Inc.	140,000	6.375%		3/1/14	134,400
Windstream Corp. - 144A	110,000	8.125%		8/1/13	114,400
Windstream Corp. - 144A	75,000	8.625%		8/1/16	78,000
					1,524,069
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Telephone - 6.24%
Cincinnati Bell, Inc.	$ 320,000	8.375%		1/15/14	$ 313,600
GCI, Inc.	210,000	7.250%		2/15/14	200,550
Global Crossing UK Finance PLC	75,000	10.750%		12/15/14	79,500
Insight Midwest/Insight Cap	80,000	9.750%		10/1/09	81,600
Insight Midwest/Insight Cap	25,000	9.750%		10/1/09	25,500
NTL Cable PLC	135,000	8.750%		4/15/14	137,025
Qwest Capital Funding, Inc.	195,000	7.000%		8/3/09	193,538
Qwest Communications International, Inc.	230,000	7.500%		2/15/14	225,400
Syniverse Technologies	120,000	7.750%		8/15/13	116,700
					1,373,413
Theaters - 1.71%
AMC Entertainment, Inc.	130,000	9.500%		2/1/2011	129,350
AMC Entertainment, Inc.	135,000	8.625%		8/15/12	137,869
Cinemark USA, Inc.	105,000	9.000%		2/1/13	109,988
					377,207
Transportation - 1.94%
Greenbrier Cos., Inc.- 144A	160,000	8.375%		5/15/15	162,600
TFM SA de CV SR NTS	250,000	9.375%		5/1/12	265,625
					428,225
Vitamins & Nutrition - 0.94%
NBTY, Inc.* - 144A	220,000	7.125%		10/1/15	206,800

TOTAL CORPORATE BONDS
(Cost - $20,213,540)					19,938,575

		Dividend
	Shares	Rate

CONVERTIBLE PREFERRED STOCK - 1.58%
REITS - Hotels - 0.46%
FelCor Lodging Trust, Inc.	4,165	8.000%			102,376

Telecommunications - 1.12%
Lucent Technologies Capital Trust I	245	7.750%			246,103

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $342,734)					348,479

SHORT TERM INVESTMENT - 6.98%
Milestone Treasury Obligation Portfolio - Institutional Class
(Cost - $1,537,638)	1,537,638	4.700%	+		1,537,638

Total Investments - 99.09%
(Cost - $22,093,912)					$ 21,824,692
Other assets less liabilities - 0.91%					200,053
NET ASSETS - 100.00%					$ 22,024,745
____________
+ Variable rate security. Interest rate shown is as of July 31, 2006.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					91,888
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(361,108)
Net unrealized depreciation					$ (269,220)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.00%			REITs - Regional Malls - 13.56%
Real Estate Development - 2.02%			CBL & Associates Properties	11,448	$ 448,304
Brookfield Properties Corp.	6,541	$ 218,142	Mills Corp.	6,958	161,287
			Simon Property Group, Inc.	10,013	856,412
REITs - Apartments - 24.13%					1,466,003
Apartment Investment			REITs - Shopping Centers - 12.15%
& Management Co. - Cl. A	4,602	221,310	Developers Diversified Realty Corp.	10,340	545,745
Avalonbay Communities, Inc.	3,522	411,792	Kimco Realty Corp.	19,573	768,045
Camden Property Trust	8,634	660,070			1,313,790
Education Realty Trust, Inc.	17,306	270,493	REITs - Single Tenant - 1.94%
Essex Property Trust, Inc.	5,140	601,843	Alexander's Inc.*	768	210,186
Mid-American Apartment Community	5,625	321,300
United Dominion Realty Trust, Inc.	4,405	122,679	REITs - Storage - 5.09%
		2,609,487	Public Storage, Inc.	6,862	550,950
REITs - Hotels - 7.29%
Innkeepers USA Trust	14,467	244,058	REITs - Warehouse - 10.52%
Starwood Hotels & Resorts			EastGroup Properties, Inc.	4,100	192,823
Worldwide, Inc.	10,362	544,834	First Industrial Realty Trust	6,689	269,433
		788,892	ProLogis	12,198	675,159
REITs - Mortgages - 2.00%					1,137,415
Gramercy Capital Corp.	8,463	216,314	TOTAL COMMON STOCK
			(Cost - $8,602,021)		10,274,032
REITs - Office Property - 16.30%
Alexandria Real Estate Equities	5,273	497,877	SHORT TERM INVESTMENT - 5.04%
BioMed Realty Trust, Inc.	7,337	218,716	Milestone Treasury Obligation
Corporate Office Properites Trust	10,466	470,970	Portfolio- Institutional Class, 4.70%
SL Green Realty Corp.	2,011	229,857	(Cost - $545,043)	545,043	545,043
Vornado Realty Trust	3,304	345,433
		1,762,853	Total Investments - 100.04%
			(Cost - $9,147,064)		10,819,075
			Other assets less liabilities - (0.04)%		(3,896)
			NET ASSETS - 100.00%		$ 10,815,179

REIT - Real Estate Investment Trust

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 1,734,025
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(62,014)
Net unrealized appreciation					$ 1,672,011

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2006

					Market
Security				Shares	Value
COMMON STOCK - 36.67%
Communications - 2.50%
Motorola, Inc.				24,500	$ 557,620

Computers - 8.72%
Apple Computer, Inc.*				10,000	679,600
Hewlett-Packard Co.				14,000	446,740
Sandisk Corp.*				7,100	331,286
Seagate Technology*				21,000	487,200
					1,944,826
Data Processing - 1.91%
Global Payments, Inc.				10,000	425,400

Hotels - 1.89%
Marriott International, Inc.- Cl. A				12,000	422,160

Insurance - 2.33%
Loews Corp.				14,000	518,840

Investment Services - 7.57%
E Trade Group, Inc.*				22,000	512,820
Franklin Resources, Inc.				4,500	411,525
Legg Mason, Inc.				3,200	267,104
T. Rowe Price Group, Inc.				12,000	495,720
					1,687,169
Machinery - 2.07%
Caterpillar, Inc.				6,500	460,655

Mining - 1.81%
Alcoa, Inc.				13,500	404,325

Oil & Gas - 4.35%
Cabot Oil & Gas Corp. - Cl. A				8,170	430,968
Valero Energy Corp.				8,000	539,440
					970,408
Retail-Catalog Shopping - 0.65%
Coldwater Creek, Inc.*				7,300	145,489

Semiconductors - 0.87%
Advanced Micro Devices, Inc.				10,000	193,900

Software - 2.00%
Infosys Technologies Ltd. - ADR*				10,825	444,799

TOTAL COMMON STOCK
(Cost - $7,265,488)					8,175,591

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2006

		Dividend			Market
	Shares	Rate			Value
PREFERRED STOCK - 9.60%
Diversified Financial Services - 2.15%
Citigroup Fund Convertible	15,000	5.020%	+		$ 480,000

Insurance - 5.90%
Hartford Financial Services Group, Inc. Convertible	6,000	6.000%			444,000
Metlife, Inc. Convertible	14,800	6.375%			407,000
Travelers Property Casualty Corp. Convertible	19,000	4.500%			464,550
					1,315,550
Utilities - 1.55%
CenterPoint Energy, Inc. Convertible	10,700	2.000%	+		344,754

TOTAL PREFERRED STOCK
(Cost - $2,017,600)					2,140,304

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 51.47%
Aerospace & Defense - 4.25%
Armor Holdings, Inc.	$ 420,000	2.000%	+	11/1/24	485,625
Lockheed Martin Corp.	385,000	4.920%	+	8/15/33	461,153
					946,778
Business Services - 0.98%
CSG Systems International, Inc.	200,000	2.500%		6/15/24	219,500

Diversified Manufacturing - 4.10%
Roper Industries, Inc.	790,000	1.481%	+	1/15/34	468,075
Trinity Industrials, Inc.	460,000	3.875%		6/1/36	446,200
					914,275
Electronics - 1.91%
FEI Co.*	450,000	0.000%		6/15/23	426,375

Machinery - 1.89%
Regal Beloit Corp.	280,000	2.750%		3/15/24	422,100

Medical - 15.60%
Advanced Medical Optics, Inc.	400,000	2.500%		7/15/24	453,500
Apogent Technologies, Inc.	370,000	4.079%	+	12/15/33	513,005
Celgene Corp.	200,000	1.750%		6/1/08	792,500
Genzyme Corp. General Division	340,000	1.250%		12/1/23	373,575
Integra LifeSciences Holdings Corp.	380,000	2.500%		3/15/08	442,700
Laboratory Corp. of America*	550,000	0.000%		9/11/21	478,500
Henry Schein, Inc.	360,000	3.000%		8/15/34	423,450
					3,477,230
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Multimedia - 1.99%
Disney (Walt) Co.	$ 400,000	2.125%		4/15/23	$ 442,500

Oil & Gas - 6.43%
Diamond Offshore Drilling, Inc.	350,000	1.500%		4/15/31	572,250
Halliburton Co.	200,000	3.125%		7/15/23	363,000
Seacor Holdings, Inc.	400,000	2.875%		12/15/24	498,500
					1,433,750
Pharmaceuticals - 3.54%
Omnicare, Inc.	400,000	3.250%		12/15/35	363,000
Wyeth	400,000	5.109%	+	1/15/24	425,200
					788,200
Retail - Consumer Electronics - 1.82%
Best Buy, Inc.	370,000	2.250%		1/15/22	406,537

Semiconductor - 1.57%
ON Semiconductor Corp.	400,000	0.000%		4/15/24	351,000

Software - 1.97%
Red Hat, Inc.	400,000	0.500%		1/15/2024	439,000

Telecommunications - 3.73%
Qwest Communications, Inc.	300,000	3.500%		11/15/2025	445,500
RF Microdevices, Inc.	376,000	1.500%		7/1/2010	384,930
					830,430
Transportation - 1.69%
CSX Corp.	340,000	0.000%		10/30/21	377,400

TOTAL CONVERTIBLE BONDS
(Cost - $10,329,689)					11,475,075

SHORT TERM INVESTMENT - 3.15%	Shares
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $703,092)	703,092	4.770%	+		703,092

Total Investments - 100.89%
(Cost - $20,315,869)					$ 22,494,062
Other assets less liabilities - (0.89)%					(199,713)
NET ASSETS - 100.00%					$ 22,294,349

*Non-income producing security
+Variable rate security. Interest rate shown is as of July 31, 2006.

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					2,623,116
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(444,923)
Net unrealized appreciation					$ 2,178,193

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.76%			Computer Equipment - 2.84%
Advertising - 0.73%			TPV Technology Ltd.	505,000	$ 500,370
Ipsos	6,440	$ 214,089	Wincor Nixdorf AG	2,470	327,816
					828,186
Automobile Equipment - 1.50%			Consulting Services - 1.14%
F.C.C. Co., Ltd.	21,900	437,292	RPS Group PLC	79,554	331,227

Automobiles - 3.62%			Cosmetics - 0.25%
Nissan Motor Co. Ltd SP-ADR	19,979	430,547	Sarantis SA	7,090	71,840
Porsche AG	635	623,809
		1,054,356	Diversified Manufacturing - 0.79%
Batteries - 0.33%			Aalberts Industries N.V.	3,172	228,911
Saft Groupe S.A.*	3,600	98,038
			Diversified Minerals - 2.95%
Beverages - 1.72%			Companhia Vale do Rio Doce SP - ADR	23,400	465,660
C&C Group PLC	47,572	502,062	Paladin Resources Ltd.*	113,480	393,058
					858,718
Brewery - 2.14%			Electronics - 0.66%
InBev NV	11,880	623,101	EVS Broadcast Equipment S.A.	920	45,495
			Techem AG	3,210	147,062
Building Products - 3.14%					192,557
CRH PLC	18,211	586,342	Electronic Products - 1.96%
Marazzi Gruppo Ceramiche SPA	13,700	157,961	Brother Industries, Ltd.	57,000	571,320
Titan Cement Co.	3,540	172,571
		916,874	Engineering - 1.03%
Building-Residential - 2.61%			Chiyoda Corp.	9,000	173,024
Barratt Developments PLC	16,970	307,019	Takuma Co., Ltd.	22,000	128,614
Redrow PLC	49,071	455,345			301,638
		762,364	Finance - 3.83%
Chemicals - 1.33%			Acom Co.,Ltd	4,910	223,114
Aica Kogyo Co., Ltd.	9,500	118,133	Intrum Justitia AB	39,200	352,901
Wacker Chemie AG*	2,600	270,813	Kensington Group PLC	18,170	300,232
		388,946	Neteller PLC*	33,800	239,806
Commercial Banks - 9.30%					1,116,053
Allied Irish Banks PLC	11,870	287,506	Food - 0.95%
Anglo Irish Bank Corp. PLC	55,721	807,077	Nissin Healthcare Food Service Co., Ltd.	8,600	122,873
Barclays PLC	44,155	517,725	Sligro Food Group NV	2,710	153,897
BNP Paribas SA	3,730	362,714			276,770
ForeningsSparbanken AB	5,400	144,720	Gambling - 2.38%
Fortis	7,010	248,872	Great Canadian Gaming Corp.*	27,300	241,539
Hsinchu International Bank	254,000	116,343	Unibet Group PLC - SDR	810	18,959
Societe Generale	1,520	226,562	William Hill PLC	39,140	431,885
		2,711,519			692,383
Commercial Services - 2.20%			Home Furnishings - 2.58%
MacDonald, Dettwiler and			Advanced Digital Broadcast Holdings*	4,310	153,660
Associates Ltd.*	13,600	501,404	MFI Furniture Group PLC	203,450	345,667
Pasona, Inc.	70	138,244	Nobia AB	7,560	253,391
		639,648			752,718

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Insurance - 0.23%			Printing - Commericial - 0.17%
Milano Assicurazioni S.P.A.	9,890	$ 67,712	Nissha Printing Co., Ltd.	1,300	$ 48,849

Internet Gambling - 0.76%			Publishing - 0.95%
888 Holdings PLC*	76,720	222,024	Trinity Mirror PLC	33,070	276,612

Investment Companies - 0.45%			Real Estate - 0.23%
Timbercorp Ltd.	53,941	129,792	Renta Corp Real Estate SA*	1,980	66,100

Leasure & Recreation Products - 3.27%			Retail - Pubs - 2.01%
Heiwa Corp.	21,700	295,439	Punch Taverns PLC	35,710	586,721
Mars Engineering Corp.	17,400	480,482
Sankyo Co., Ltd.	3,200	175,890	Semiconductors - 0.14%
		951,811	ICOS Vision Systems N.V.*	1,210	41,692
Medical - 2.05%
Hogy Medical Co. Ltd.	1,000	45,528	Software - 0.78%
Nihon Kohden Corp.	12,100	202,803	Gameloft*	19,070	100,751
Rhoen-Klinikum AG	3,190	120,702	Tele Atlas NV*	7,820	126,539
Southern Cross Healthcare Ltd.*	12,560	66,482			227,290
Takeda Pharmaceutical Company Ltd.	2,500	161,664	Steel Pipe - 3.46%
		597,179	Maruichi Steel Tube Ltd.	8,600	203,286
Mortgage Banks - 1.56%			Sumitomo Metal Industries	50,000	200,114
Northern Rock PLC	21,770	453,203	Tenaris S.A. - ADR	8,550	332,766
			Vallourec SA	1,250	271,500
Multimedia- 1.45%					1,007,666
Corus Entertainment, Inc. - Cl. B	12,200	421,185	Telecommunication - 3.67%
			KT Corp. SP - ADR	11,860	255,820
Oil & Gas - 20.17%			SK Telecom Co., Ltd. - ADR	12,900	301,989
Addax Petroleum Corp.*	6,200	159,628	Vodafone Group PLC SP - ADR	23,625	512,190
Burren Energy PLC	36,470	604,656			1,069,999
Canadian Natural Resources Ltd.	10,900	579,597	Tires - 1.44%
Centurion Energy International Ltd.*	38,700	233,861	Continental AG	4,095	419,633
Dragon Oil PLC*	87,285	299,859
Hardman Resources Ltd.*	314,840	381,194	Transport Services - 1.34%
Petroleo Brasileiro SA - ADR	6,600	606,408	Euronav SA	11,740	388,931
Prosafe ASA	9,250	547,439
Suncor Energy, Inc.	4,805	387,919	TOTAL COMMON STOCK
Talisman Energy, Inc.	35,400	602,293	(Cost - $24,730,585)		28,197,766
Total Fina Elf SA - ADR	5,800	395,734
Tullow Oil PLC	59,550	438,342	SHORT TERM INVESTMENT - 2.88%
Woodside Petroleum Ltd.	19,560	641,373	Milestone Treasury Obligation
		5,878,303	Portfolio- Institutional Class, 4.70%
Petrochemicals - 0.60%			(Cost - $838,662)	838,662	838,662
Ultrapar Participacoes S.A. SP - ADR	11,700	175,617
			Total Investments - 99.64%
Pharmaceuticals - 0.88%			(Cost - $25,569,247)		29,036,428
GlaxoSmithKline PLC - ADR	4,640	256,731	Other assets less liabilities - 0.36%		105,347
			NET ASSETS - 100.00%		$ 29,141,775
Photo Equipment - 0.78%
Pentax Corp.	43,000	227,710

Plastic Products - 0.39%
Tenma Corp.	5,900	112,396

*Non-income producing security
ADR- American Depositary Receipts

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 5,026,397
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,559,216)
Net unrealized appreciation					$ 3,467,181

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.21%			Insurance - 5.33%
Aerospace & Defense - 2.87%			Allstate Corp.	12,732	$ 723,432
Honeywell International, Inc.	14,672	$ 567,806	American International Group, Inc.	10,690	648,562
United Technologies Corp.	7,416	461,201	Hartford Financial
		1,029,007	Services Group, Inc.	6,340	537,886
Air Courier - 1.08%					1,909,880
Fedex Corp.	3,708	388,265	Investment Services - 2.40%
			Merrill Lynch & Co., Inc.	11,814	860,295
Banks - 12.88%
Bank of America Corp.	18,841	970,877	Management Investment
Citigroup, Inc.	14,810	715,471	Companies - 0.84%
JPMorgan Chase & Co.	19,402	885,119	John Hancock Bank & Thrift
Suntrust Banks, Inc.	9,514	750,369	Opportunity Fund	31,148	301,824
U.S. Bancorp	23,507	752,224
UnionBanCal Corp.	8,724	539,056	Medical - 6.97%
		4,613,116	Boston Scientifice Corp.*	20,662	351,461
Building & Construction			Johnson & Johnson	8,700	544,185
Products - 0.83%			Laboratory Corp. of America Holdings*	12,602	811,821
Masco Corp.	11,124	297,345	Pfizer, Inc.	16,499	428,809
			Triad Hospitals, Inc.*	9,300	362,421
Commercial Services - 0.82%					2,498,697
Cendant Corp.	19,500	292,695	Metals - 2.22%
			Alcoa, Inc.	26,540	794,873
Communications - 2.03%
Bellsouth Corp.	18,600	728,562	Oil - 16.75%
			Apache Corp.	23,532	1,658,300
Computers - 2.17%			ChevronTexaco Corp.	20,000	1,315,600
Dell, Inc.*	35,800	776,144	ConocoPhillips	20,196	1,386,253
			Marathon Oil Corp.	18,087	1,639,406
Conglomerates - 6.01%					5,999,559
Dover Corp.	14,500	683,530	Railroads - 1.31%
Emerson Electric Co.	4,926	388,760	Burlington Northern Santa Fe Corp.	6,800	468,588
Fortune Brands, Inc.	8,267	599,523
General Electric Co.	14,727	481,426	Retail-Apparel - 1.31%
		2,153,239	Gap, Inc.	27,000	468,450
Consumer Financial
Services - 1.34%			Retail-Auto Parts - 1.38%
Fannie Mae	10,000	479,100	Autozone, Inc.*	5,636	495,235

Electric Utilities - 5.92%			Retail-Building Products - 2.44%
FPL Group, Inc.	7,136	307,847	Home Depot, Inc.	13,287	461,192
Public Service Enterprise Group, Inc.	14,500	977,735	Lowe's Companies, Inc.	14,582	413,400
TXU Corp.	13,000	834,990			874,592
		2,120,572	Retail-Discount - 2.70%
Food Processing - 3.27%			Wal-Mart Stores, Inc.	21,700	965,650
Dean Foods Co. *	8,900	334,017
General Mills, Inc.	10,175	528,082	Retail-Jewelry - 0.90%
Sara Lee Corp.	18,392	310,825	Zale Corp.*	12,640	323,710
		1,172,924
Industrial Equipment - 1.76%			Retail-Office Supplies - 1.07%
Ingersoll-Rand Co.- Cl. A	17,580	629,364	Office Depot, Inc.*	10,680	385,014

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2006
		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Restaurant/Specialty - 2.72%
McDonald's Corp.	14,926	$ 528,231	SHORT TERM INVESTMENT - 4.95%
OSI Restaurant Partners, Inc.	15,411	445,224	Milestone Treasury Obligation
		973,455	Portfolio- Institutional Class, 4.70%	1,772,740	$ 1,772,740
Savings & Loans - 1.67%			(Cost - $1,772,740)
Washington Mutual, Inc.	13,349	596,700
			Total Investments - 100.16%
Semiconductors - 2.01%			(Cost - $30,291,002)		35,881,402
Intel Corp.	40,028	720,504	Other assets less liabilities - (0.16)%		(57,865)
			NET ASSETS - 100.00%		$ 35,823,537
Tobacco - 2.21%
Altria Group, Inc.	9,895	791,303

TOTAL COMMON STOCK
(Cost - $28,518,262)		$ 34,108,662

*Non-income producing security.

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 7,244,177
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,653,777)
Net unrealized appreciation					$ 5,590,400

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2006
		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.40%			Insurance - 7.65%
Apparel - 1.55%			Assured Guaranty Ltd.	7,900	$ 201,450
Cherokee, Inc.	7,900	$ 311,813	Clark, Inc.	39,800	480,386
			Max Re Capital Ltd.	20,650	464,625
Auto Parts & Equipment - 0.90%			Platinum Underwriters Holdings	13,825	391,109
Cooper Tire & Rubber Co.	18,200	181,818			1,537,570
			Investment Companies - 2.14%
Building Materials - 2.84%			MCG Capital Corp.	26,350	429,242
Lennox International, Inc.	17,250	393,472
LSI Industries, Inc.	11,650	178,361	Leisure - 1.46%
		571,833	Callaway Golf Co.	23,250	294,113
Chemicals - 0.99%
Schulman, Inc.	9,075	198,561	Machinery - 4.52%
			Albany International Corp. - Cl .A	11,975	430,262
Commercial Banks - 11.51%			Sauer-Danfoss, Inc.	19,500	477,555
BankUnited Financial Corp.- Cl. A	11,400	337,326			907,817
First Community Bancorp	7,500	411,600	Oil & Gas - 5.56%
Hanmi Financial Corp.	16,485	313,874	Berry Petroleum Co. - Cl.A	19,250	647,570
PFF Bancorp, Inc.	9,475	355,786	Cabot Oil & Gas Corp. - Cl.A	3,900	205,725
Southwest Bancorp, Inc.	19,125	505,091	Gulf Island Abrication, Inc.	10,650	264,227
Westamerica Bancorp	8,100	389,691			1,117,522
		2,313,368	Pharmaceutical - 1.32%
Commercial Services - 4.94%			Perrigo	16,750	265,320
Banta Corp.	5,975	211,097
CDI Corp.	13,525	264,414	Plastics - 1.04%
Ennis, Inc.	26,625	516,525	Spartech Corp.	9,065	209,220
		992,036
Communications - 1.82%			REITs - Apartments - 3.68%
Inter-Tel, Inc.	17,025	365,016	Associated Estates Realty Corp.	38,225	508,010
			Home Properties, Inc.	4,150	231,487
Distribution Wholesales - 1.80%					739,497
Owens & Minor, Inc.	11,975	361,765	REITs - Hotels - 1.58%
			Equity Inns, Inc.	20,125	317,371
Electronic Components - 9.47%
Belden CDT, Inc.	27,800	902,110	REITs - Office Property - 1.55%
Bel Fuse, Inc. - Cl. B	8,809	278,276	Parkway Properties, Inc.	6,850	311,469
NAM TAI Electronics, Inc.	18,700	319,957
X-Rite, Inc.	43,400	401,884	Rental & Leasing Services - 1.98%
		1,902,227	Aaron Rents, Inc.	16,500	398,310
Finance - 2.38%
Advanta Corp. - Cl. B	13,250	477,398	Retail-Convenience Store - 2.05%
			Casey's General Store, Inc.	18,200	411,866
Gas - 3.76%
Cascade Natural Gas Corp.	8,800	228,096	Retail - Jewelry Store - 2.04%
Northwest Natural Gas Co.	5,975	226,871	Movado Group	18,200	410,046
South Jersey Industries, Inc.	10,125	300,409
		755,376	Retail-Pawn Shops - 1.46%
			Cash America International, Inc.	8,535	292,324
Healthcare Products - 1.47%
Meridian Bioscience, Inc.	14,100	296,100	Retail-Restaurant/Specialty - 2.98%
			Bob Evans Farms, Inc.	13,250	364,905
Household Products - 2.57%			Ruby Tuesday, Inc.	10,650	233,874
Lancaster Colony Corp.	6,575	251,954			598,779
The Yankee Candle Co.	10,875	264,371	Semiconductors - 0.83%
		516,325	Richardson Electronics, Ltd.	23,650	167,442
Industrial - 2.59%
Lincoln Electric Holdings	9,075	520,724

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Software - 1.10%			SHORT TERM INVESTMENT - 3.02%
Blackbaud, Inc.	10,650	$ 222,159	Milestone Treasury Obligation
			Portfolio- Institutional Class, 4.70%
Transportation - 5.87%			(Cost - $607,338)	607,338	$ 607,338
Diana Shipping, Inc.	22,625	253,626
OMI Corp.	15,600	344,136	Total Investments - 100.42%
Ship Finance International Ltd.	9,725	189,054	(Cost - $20,781,916)		20,182,029
Tsakos Energy Navigation Ltd.	8,800	393,448	Other assets less liabilities - (0.42)%		(85,677)
		1,180,264	NET ASSETS - 100.00%		$ 20,096,352

TOTAL COMMON STOCK
(Cost - $20,174,578)		19,574,691

*Non-income producing security

At July 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 879,564
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,479,451)
Net unrealized depreciation					$ (599,887)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.65%			Healthcare Products - 3.41%
Aerospace - 2.61%			CR Bard, Inc.	4,000	$ 283,880
United Technologies Corp.	16,000	$ 995,040	Johnson & Johnson	16,300	1,019,565
					1,303,445
Agricultrue - 1.48%			Healthcare Services - 5.85%
Archer-Daniels-Midland Co.	12,800	563,200	Laboratory Corp. of America*	8,984	578,749
			Quest Diagnostics, Inc.	11,500	691,380
Auto Manufacturers - 1.69%			Wellpoint, Inc.*	12,951	964,850
Paccar, Inc.	8,000	646,000			2,234,979
			Household Products - 2.43%
Banks - 6.45%			Clorox Co.	15,500	929,070
Golden West Financial Corp.	4,500	331,470
US Bancorp	19,100	611,200	Insurance - 7.10%
Washington Mutual, Inc.	6,500	290,550	Chubb Corp.	15,500	781,510
Wells Fargo & Co.	17,000	1,229,780	Principal Financial Group	20,000	1,080,000
		2,463,000	Prudential Financial	10,780	847,739
Beverages - 3.36%					2,709,249
Pepsico, Inc.	20,250	1,283,445	Machinery - 0.41%
			Caterpillar, Inc.	2,175	154,142
Biotechnology - 2.32%
Celgene Corp.*	18,500	885,965	Media - 2.64%
			Walt Disney Co.	34,000	1,009,460
Chemicals - 1.76%
Ecolab, Inc.	15,600	671,892	Medical - Drugs - 0.50%
			Eli Lilly and Co.	3375	191,599
Commercial Services - 1.48%
Alliance Data Systems Corp.*	11,000	564,520	Metal - 0.47%
			Precision Castparts Corp.	3,000	178,950
Computers - 3.61%
Cognizant Technology Solutions*	13,000	851,370	Mining - 1.54%
Hewlett Packard Co.	16,500	526,515	BHP Billiton Ltd. - ADR	4,000	168,800
		1,377,885	Rio Tinto PLC	2,000	417,780
Cosmetics / Toiletries - 4.89%					586,580
Colgate Palmolive Co.	19,875	1,178,985	Miscellaneous Manufacturing - 3.28%
Procter & Gamble Co.	12,250	688,450	Danahar Corp.	5,500	358,600
		1,867,435	Dover Corp.	19,000	895,660
Electronic - 5.47%					1,254,260
Emerson Electric Co.	2,400	189,408	Oil - 8.68%
Garmin Ltd.	9,175	871,533	Baker Hughes, Inc.	13,000	1,039,350
TXU Corp.	16,000	1,027,680	Kerr- McGee Corp.	10,000	702,000
		2,088,621	Marathon Oil Corp.	5,000	453,200
Food - 2.06%			Schulumberger Ltd.	14,500	969,325
Hormel Foods Corp.	14,500	547,085	Weatherford International Ltd.*	3,250	152,230
Kellogg Co.	5,000	240,850			3,316,105
		787,935	Pharmaceuticals - 4.91%
Finance - 2.05%			Amerisource Bergen Corp.	8,000	344,000
Chicago Mercantile Exchange	1,700	784,040	Gilead Sciences, Inc.*	18,500	1,137,380
			Novartis AG - ADR	7,000	393,540
					1,874,920
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
July 31, 2006
		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail - Discount - 2.35%
Costco Wholesale Corp.	17,000	$ 896,920	TOTAL COMMON STOCK
			(Cost - $35,728,198)		$ 36,526,159
Retail - Office Supplies - 1.44%
Office Depot, Inc.*	15,250	549,763	SHORT TERM INVESTMENT - 4.57%
			Milestone Treasury Obligation
Telecommunications - 5.35%			Portfolio- Institutional Class, 4.70%
AT&T, Inc.	40,000	1,199,600	(Cost - $1,743,403)	1,743,403	1,743,403
Bellsouth Corp.	21,500	842,155
		2,041,755	Total Investments - 100.22%
Transportation - 6.06%			(Cost - $37,471,601)		38,269,562
CSX Corp.	7,500	455,100	Other assets less liabilites - (0.22)%		(82,253)
Expeditors International Washington, Inc.	20,200	918,494	NET ASSETS - 100.00%		$ 38,187,309
FedEx Corp.	9,000	942,390
		2,315,984

*Non-income producing security
ADR - American Depositary Receipts

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 1,489,887
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(691,927)
Net unrealized appreciation					$ 797,961

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 90.24%
Airlines - 1.15%			Identification Systems - 1.65%
Copa Holdings SA - Cl. A	8,000	$ 182,400	XAC Automation Corp.*	339,000	$ 261,382

Auto & Truck Parts			Industrial Automation - 3.83%
Supplier - 2.71%			SFA Engineering Corp.	18,219	604,313
Norstar Founders Group Ltd.	718,000	265,165
Randon Participacoes S.A.	52,000	162,612	Internet - 0.91%
		427,777	Green Packet Bhd	150,000	143,541
Banks - 5.03%
FirstRand Ltd.	199,647	497,300	Insurance - 0.83%
Kookmin Bank	3,400	296,704	Meritz Fire & Marine Insurance	25,000	131,579
		794,004
Beverages - 1.39%			Machinery - 3.84%
Fomento Economico Mex-SP - ADR	2,500	219,500	Chen Hsong Holdings Ltd.	156,104	87,380
			Hyunjin Materials Co. Ltd.	21,600	388,741
Building Materials - 1.80%			Jinsung T.E.C.	30,000	129,172
Globe Union Industrial Corp.	184,000	165,189			605,293
Taiwan Fu Hsing Industrial Co. Ltd.	119,180	117,550	Manufacturing - 0.98%
		282,739	Singamas Container Holdings Ltd.	225,000	155,250
Chemicals - 2.74%
Kingboard Chemical Holdings Ltd.	148,000	433,264	Media - 2.23%
			Naspers Ltd.	12,000	210,897
Computer Systems - 2.96%			Saraiva SA Livreiros Editores	16,200	141,550
Advantech Co., Ltd.	105,295	321,531			352,447
Asia Vital Components Co., Ltd.	319,162	145,215	Medical - 0.48%
		466,746	Pantai Holdings BHD	120,900	75,036
Conglomerates - 3.46%
Bidvest Group Ltd.	11,991	172,863	Metal & Mining - 2.93%
Investimentos Itau S.A.	90,094	372,888	Cia Vale Do Rio Doce - ADR	23,112	461,815
		545,751
Construction - Home Builder - 1.46%			Metal Processing - 4.38%
Corporacion GEO S.A. de C.V.			Catcher Technology Co., Ltd.*	30,000	306,889
(Series B)*	58,041	230,769	KNM Group Berhad	100,000	191,387
			Taewoong Co., Ltd.	8,345	192,537
Electric - 0.90%					690,813
China Resources Power Holding	174,000	142,402	Oil & Gas - 13.14%
			CNOOC Ltd.	151,000	128,436
Electronics - 2.61%			Lukoil SP - ADR	6,000	520,800
Core Logic, Inc.	8,200	246,249	OAO Gazpom - ADR	5,300	220,904
Won Ik Quartz Corp.	35,000	166,250	OJSC TNK-BP Holding*	18,000	50,400
		412,499	Petroleo Brasileiro S.A. SP - ADR	10,187	935,982
Engineering and Construction - 2.36%			Thai Oil Public Company Ltd.	135,000	217,350
Enka Insaat ve Sanayi A.S.	48,000	372,192			2,073,872
			Pharmaceuticals - 0.22%
Gaming Services - 0.67%			Selcuk Ecza Deposu Ticaret
Dreamgate Corp. BHD	268,423	105,681	ve Sanaya A.S.*	9,300	34,502

Gas - 1.36%			Plastic Manufacturer - 0.94%
Perusahaan Gas Negara PT	165,000	214,664	First Engineering Ltd.	273,275	148,217

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Printing - 1.82%			Software - 1.21%
SNP Leefung Holdings Ltd.	1,367,500	$ 286,830	Retalix Ltd.*	3,100	$ 56,420
			YNK Korea, Inc.*	27,500	133,658
Real Estate - 2.43%					190,078
Inversiones y Representaciones S.A.			Telecommunications - 2.23%
SP- GDR*	17,500	202,825	America Movil - ADR	4,000	143,120
Tian An China Investments Ltd.*	400,000	180,666	Gemtek Technology Corp.*	132,000	208,391
		383,491			351,511
			Tools - 1.36%
Recycling Services - 0.00%			Techtronic Industries Co.	160,000	215,358
Citiraya Industries Ltd.*	475,380	-
			Transportation - 1.60%
Retail-Automobiles - 1.23%			PT Berlian Laju Tanker Tbk	885,000	173,682
Hyundai Mobis	2,332	193,744	Transmile Group BHD	22,700	78,201
					251,883
Retail-Food - 1.46%			Waste Disposal - 0.63%
Spar Group Ltd.	45,000	230,411	Promotora Ambiental SA de CV*	95,000	100,115

Retail-Home Furnishings - 0.40%			TOTAL COMMON STOCK
Hola Home Furnishings Co. Ltd.	52,500	62,523	(Cost - $ 11,173,076)		14,240,466

Retail-Major Department Store - 0.98%			WARRANTS - 0.01%
Lifestyle International Holdings Ltd	81,000	151,134	Lippo Bank Certificates of Entitlement*	1,645,265	-
Mitra Adiperkasa TBK	35,500	3,195	Multi-Purpose Holdings BHD,
		154,329	due 2/26/2009 *	15,380	757
Rubber Manufacturer - 0.90%			Total Warrants (Cost - $427)		757
Top Glove Corp. BHD	56,904	141,579
			SHORT TERM INVESTMENT - 9.82%
Semiconductors - 7.03%			Milestone Treasury Obligation
From30 Co.*	13,600	90,648	Portfolio - Institutional Class, 4.70%
From30 Co. Ltd.*			(Cost - $1,550,000)	1,550,000	1,550,000
Rights @5660 Exp. 7/4/06	4,345	3,228
Holtek Semiconductor, Inc.	152,502	273,823	Total Investments - 100.07%
Novatek Microelectronics Corp., Ltd.	56,687	278,690	(Cost - $12,723,503)		$ 15,791,223
Samsung Electronics Co., Ltd.	729	463,777	Other assets less liabilities - (0.07)%		(11,734)
		1,110,166	NET ASSETS - 100.00%		$ 15,779,489

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 4,162,490
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,094,769)
Net unrealized appreciation					$ 3,067,720

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 91.34%
Advertising - 1.92%			Electronics - 1.90%
Focus Media Holdings - ADR*	3,500	$ 219,135	Daktronics, Inc.	8,000	$ 225,120
Lamar Advertising Co. - Cl. A*	4,100	201,064	Trimble Nagivation Ltd.*	4,000	192,120
		420,199			417,240
Aerospace - 1.31%			Energy - 1.14%
BE Aerospace, Inc.*	11,600	287,100	Suntech Power Holdings Co. Ltd.*	9,600	248,928

Banks - 6.10%			Engineering Services - 3.04%
Commerce Bancorp, Inc.	5,800	197,026	Chicago Bridge & Iron Co. NV	17,500	424,550
East West Bancorp, Inc.	5,900	238,065	Jacobs Engineering Group, Inc.*	2,900	240,671
Investors Financial Service Corp.	2,466	110,526			665,221
Private Bancorp, Inc.	5,400	253,854	Entertainment - 0.98%
United Community Banks, Inc.	7,900	249,166	Scientific Games*	6,300	214,011
Western Alliance Bancorp	1,948	73,751
Zions Bancorp	2,600	213,564	Environmental Control - 1.01%
		1,335,952	Waste Connections, Inc.*	5,900	220,542
Biotechnology - 3.17%
Integra Lifesciences Holdings*	5500	202,730	Food - 0.99%
LifeCell Corp.*	8,200	234,274	United Natural Foods, Inc.*	7,200	217,008
Qiagen N.V.*	16,900	256,711
		693,715	Human Resources - 1.34%
Commercial Services - 6.92%			Administaff,Inc.	5,742	181,505
Advance America Cash Advance	15,100	201,132	51Job, Inc. - ADR*	5,400	112,644
Corrections Corp. of America*	4,264	232,814			294,149
Geo Group, Inc*	5,400	222,588	Internet - 3.64%
H&E Equipment Services, Inc.*	8,100	214,488	Digitas, Inc.*	26,200	216,150
Pharmaceutical Product Development, Inc.	9,752	375,257	Equinix, Inc.*	3,700	193,806
WNS Holdings Ltd. - ADR*	10,700	268,570	F5 Networks, Inc.*	4,100	189,994
		1,514,849	LoopNet, Inc.*	14,500	197,925
Computer Services - 1.87%					797,875
Cognizant Technology			Investment Services - 6.26%
Solutions Corp.- Cl. A*	3,916	256,459	Affiliated Managers Group, Inc.*	2,603	238,305
Ness Technologies, Inc.*	13,846	152,860	Eaton Vance Corp.	7,700	190,652
		409,319	GFI Group, Inc.*	4,200	240,912
Construction Services - 1.91%			Greenhill & Co., Inc.	3,600	208,656
Interline Brands, Inc.*	10,200	222,360	Investment Technology Group, Inc.*	5,000	251,800
Williams Scotsman International, Inc.*	9,200	196,236	T. Rowe Price Group, Inc.	5,800	239,598
		418,596			1,369,923
Consulting Services - 1.89%			Medical HMO - 1.81%
Corporate Executive Board Co.	2,600	244,400	Health Net, Inc.*	4,500	188,865
Huron Consulting Group*	4,881	169,273	Wellcare Health Plans, Inc.*	4,200	206,052
		413,673			394,917
E-Commerce - 1.46%			Medical - Hospitals - 0.81%
Netflix, Inc.*	7,035	145,554	Symbion, Inc.*	9,400	176,814
Nutri/System, Inc.*	3,300	174,636
		320,190

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Medical Instruments - 3.67%
ArthroCare Corp.*	6,600	$ 290,664	Medical Laser Systems - 0.89%
Dexcom, Inc.*	9,100	108,199	Palomar Medical Technologies*	5,100	$ 194,259
Intuitive Surgical, Inc.*	2,000	190,400
Techne Corp.*	4,300	213,667	Medical Products - 6.99%
		802,930	American Medical Systems Holdings*	12,800	233,600
			Eclipsys Corp.*	4,777	93,247
Metal - 0.98%			Hologic, Inc.*	6,584	295,687
Precision Castparts Corp.	3,600	214,740	Nighthawk Radiology Holdings, Inc.*	10,100	200,788
			Quality Systems, Inc.	6,700	221,904
Oil & Gas - 1.78%			ResMed, Inc.*	5,400	250,614
Core Laboratories N.V.*	476	34,748	Respironics, Inc.*	6,600	234,828
Dresser-Rand Group, Inc.*	9,400	214,038			1,530,668
Weatherford International Ltd.*	2,999	140,473	Retirement Centers - 0.98%
		389,259	Sunrise Senior Living, Inc.*	7,400	213,712
Pharmaceutical - 3.47%
Aspreva Pharmaceuticals Corp.*	8,300	199,947	Semiconductors - 2.38%
BioMarin Pharmaceuticals, Inc.*	15,400	224,994	Broadcom Corp. - Cl. A*	7,350	176,327
Conor Medsystems, Inc.*	4,100	113,570	Hittite Microwave Corp.*	5,340	217,605
Medco Health Solutions, Inc.*	3,700	219,521	SiRF Technology Holdings*	6,600	126,060
		758,032			519,992
Physical Practice Management - 2.85%			Software - 5.35%
Healthways, Inc.*	4,800	257,856	American Reprographics Co.*	8,000	255,840
Pediatrix Medical Group, Inc.*	4,900	207,760	Aspen Technology, Inc.*	22,100	267,189
Psychiatric Solutions, Inc.*	5,000	157,450	Citrix Systems, Inc.*	5,200	165,204
		623,066	Satyam Computer Services Ltd. - ADR	6,600	232,650
Printing - 0.72%			Verifone Holdings, Inc.*	8,900	251,425
VistaPrint Ltd.*	7,100	157,052			1,172,308
			Storage - 1.20%
Real Estate - 2.00%			Mobile Mini, Inc.*	8,600	263,332
CB Richards Ellis Group, Inc. - Cl. A*	11,700	275,301
Jones Lang LaSalle, Inc.	1,983	162,011	Transportation - 3.18%
		437,312	C H Robinson Worldwide, Inc.	5,500	251,790
Recreational Centers - 1.05%			Old Dominion Freight Line*	7,900	257,382
Life Time Fitness, Inc.*	5,100	231,030	Swift Transportation Co., Inc.*	7,000	187,250
					696,422
Retail-Apparel - 0.87%
Abercrombie & Fitch - Cl.A	3,600	190,656	TOTAL COMMON STOCK
			(Cost - $18,824,630)		19,992,219
Retail-Mail Order - 0.85%
MSC Industrial Direct Co., Inc. - Cl. A	4,500	185,535	SHORT TERM INVESTMENT - 9.52%
			Milestone Treasury Obligation
Retail-Restaurant/Specialty - 0.91%			Portfolio- Institutional Class, 4.70%
Red Robin Gourmet Burgers, Inc.*	5,100	198,135	(Cost - $2,084,073)	2,084,073	2,084,073

Medical Labs - 1.75%			Total Investments - 100.86%
Covance, Inc.*	2,608	166,286	(Cost - $20,908,703)		22,076,292
ICON plc*	3,300	217,272	Other assets less liabilities - (0.86)%		(188,757)
		383,558	NET ASSETS - 100.00%		$ 21,887,535

*Non-income producing security
ADR - American Depositary Receipts

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,243,531
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,075,942)
Net unrealized appreciation					$ 1,167,589

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By   /s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date 9/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date 9/29/2006

By   /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date 9/29/2006